Non-trading securities - Fair Value and Unrealized Losses of Non-Trading Securities (Detail) (Insurance subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	¥ 62,611	¥ 68,321
Less than 12 months, Gross unrealized losses	216	275
More than 12 months, Fair value	2,294	2,903
More than 12 months, Gross unrealized losses	4	46
Total, Fair value	64,905	71,224
Total, Gross unrealized losses	220	321
Government, agency and municipal securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	54,007	56,400
Less than 12 months, Gross unrealized losses	82	80
More than 12 months, Fair value	2,294	2,903
More than 12 months, Gross unrealized losses	4	46
Total, Fair value	56,301	59,303
Total, Gross unrealized losses	86	126
Other debt securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	8,106	10,404
Less than 12 months, Gross unrealized losses	91	86
More than 12 months, Fair value
More than 12 months, Gross unrealized losses
Total, Fair value	8,106	10,404
Total, Gross unrealized losses	91	86
Equity securities [Member]
Non-trading debt securities [Line Items]
Less than 12 months, Fair value	498	1,517
Less than 12 months, Gross unrealized losses	43	109
More than 12 months, Fair value
More than 12 months, Gross unrealized losses
Total, Fair value	498	1,517
Total, Gross unrealized losses	¥ 43	¥ 109